SPONSORSHIPS (Details Narrative) - USD ($)		1 Months Ended
	Apr. 03, 2020	May 23, 2019	Jun. 30, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Fair market value of share			$ 0.0086	$ 0.0059
Ryan Dodd [Member]
Defined Benefit Plan Disclosure [Line Items]
Sponsorship fees		$ 1,250
Number of restricted common stock issued	85,000	262,500
Fair market value of share	$ 0.0315	$ 0.131
Payment for sponsorship	$ 2,578	$ 34,388